UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4173

John Hancock Investors Trust
(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

200 Berkeley Street

Boston, Massachusetts 02116
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2019

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

Investors Trust

Ticker: JHI
Semiannual report 4/30/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports such as this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the transfer agent or from your financial intermediary. Instead, the reports will be made available on our website, and you will be notified by mail each time a report is posted and be provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling the transfer agent, Computershare, at 800-852-0218, by going to "Communication Preferences" at computershare.com/investor, or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform the transfer agent or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

A solid and stable economy enabled the U.S. Federal Reserve (Fed) to continue normalizing monetary policy for most of 2018; however, concerns about the strength of the broader global economy and the durability of the now 10-year-old bull market led investors to dial back risk exposures. Those concerns may ultimately have been shared by the Fed, which has so far in 2019 shifted to a neutral stance on interest rates after three years of hikes. The markets responded favorably, with most bond indexes registering gains in the first four months of 2019 before hitting a patch of turbulence after period end as trade turmoil between the United States and China flared again.

As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly in an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Investors Trust

Table of contents

2	Your fund at a glance
3	Portfolio Summary
5	Fund's investments
18	Financial statements
22	Financial highlights
24	Notes to financial statements
34	Additional information
35	Shareholder meeting
36	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK INVESTORS TRUST       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to generate income for distribution to its shareholders, with capital appreciation as a secondary objective.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/19 (%)

The Bloomberg Barclays U.S. Government/Credit Bond Index is an unmanaged index of U.S. government bonds, U.S. corporate bonds, and Yankee bonds.

It is not possible to invest directly in an index. Index figures do not reflect expenses and sales charges, which would result in lower returns.

The performance data contained within this material represents past performance, which does not guarantee future results.

Investment returns and principal value will fluctuate and a shareholder may sustain losses. Further, the fund's performance at net asset value (NAV) is different from the fund's performance at closing market price because the closing market price is subject to the dynamics of secondary market trading. Market risk may be augmented when shares are purchased at a premium to NAV or sold at a discount to NAV. Current month-end performance may be higher or lower than the performance cited. The fund's most recent performance can be found at jhinvestments.com or by calling 800-852-0218.

SEMIANNUAL REPORT   |   JOHN HANCOCK INVESTORS TRUST       2

Portfolio summary

PORTFOLIO COMPOSITION AS OF 4/30/19 (%)

A note about risks

As is the case with all exchange-listed, closed-end funds, shares of this fund may trade at a discount or a premium to the fund's net asset value (NAV). An investment in the fund is subject to investment and market risks, including the possible loss of the entire principal invested. There is no guarantee prior distribution levels will be maintained, and distributions may include a substantial return of capital. Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Investments in higher-yielding, lower-rated securities are subject to a higher risk of default. An issuer of securities held by the fund may default, have its credit rating downgraded, or otherwise perform poorly, which may affect fund performance. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. The fund's use of leverage creates additional risks, including greater volatility of the fund's NAV, market price, and returns. There is no assurance that the fund's leverage strategy will be successful. Derivatives transactions, such as hedging and other strategic transactions, may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of fund securities may negatively impact performance.

SEMIANNUAL REPORT   |   JOHN HANCOCK INVESTORS TRUST       3

QUALITY COMPOSITION AS OF 4/30/19 (%)

U.S. Government Agency	2.8
Collateralized mortgage obligations – U.S. Government Agency	0.1
AA	0.4
A	4.3
BBB	25.3
BB	29.5
B	26.7
CCC & below	6.4
Not rated	1.0
Equity	1.5
Short-term investments	2.0

As a percentage of total investments.

Ratings are from Moody's Investors Service, Inc. If not available, we have used Standard & Poor's Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. "Not Rated" securities are those with no ratings available from these agencies. All ratings are as of 4-30-19 and do not reflect subsequent downgrades or upgrades, if any.

COUNTRY COMPOSITION AS OF 4/30/19 (%)

United States	65.1
Mexico	5.2
Netherlands	3.2
United Kingdom	3.2
France	3.0
Brazil	2.9
Luxembourg	2.4
Canada	2.2
Chile	2.0
Cayman Islands	1.4
Other countries	9.4
TOTAL	100.0
As a percentage of total investments.

SEMIANNUAL REPORT   |   JOHN HANCOCK INVESTORS TRUST       4

Fund’s investments
AS OF 4-30-19 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 4.2% (2.8% of Total investments)				$6,574,565
(Cost $6,591,818)
U.S. Government Agency 4.2%				6,574,565
Federal National Mortgage Association
30 Yr Pass Thru	4.000	12-01-40	1,730,196	1,807,733
30 Yr Pass Thru	4.000	09-01-41	1,513,364	1,576,927
30 Yr Pass Thru	4.000	10-01-41	875,902	914,881
30 Yr Pass Thru	4.000	01-01-42	441,417	461,060
30 Yr Pass Thru	4.500	10-01-40	1,126,768	1,199,975
30 Yr Pass Thru	5.000	04-01-41	241,312	261,239
30 Yr Pass Thru	5.500	08-01-40	68,289	74,276

30 Yr Pass Thru	6.500	01-01-39	244,161	278,474
Foreign government obligations 0.8% (0.5% of Total investments)				$1,261,549
(Cost $1,320,000)
Oman 0.8%				1,261,549

Oman Sovereign Sukuk SAOC Bond (A)	4.397	06-01-24	1,320,000	1,261,549

Corporate bonds 135.5% (88.1% of Total investments)				$211,557,428
(Cost $210,378,011)
Communication services 28.9%				45,079,226
Diversified telecommunication services 4.4%
GCI LLC (B)(C)	6.875	04-15-25	935,000	979,413
Intelsat Connect Finance SA (A)	9.500	02-15-23	480,000	445,200
Intelsat Jackson Holdings SA (A)	8.500	10-15-24	735,000	725,353
Level 3 Financing, Inc. (B)(C)	5.250	03-15-26	1,365,000	1,385,908
Level 3 Financing, Inc. (B)(C)	5.625	02-01-23	825,000	833,250
Telecom Italia Capital SA	6.000	09-30-34	1,560,000	1,443,000
Turk Telekomunikasyon AS (A)(B)(C)	4.875	06-19-24	1,220,000	1,092,756
Entertainment 4.5%
AMC Entertainment Holdings, Inc. (B)(C)	6.125	05-15-27	1,000,000	931,250
Lions Gate Capital Holdings LLC (A)(B)(C)	5.875	11-01-24	1,095,000	1,116,900
Lions Gate Capital Holdings LLC (A)	6.375	02-01-24	1,200,000	1,255,500
Netflix, Inc. (B)(C)	4.875	04-15-28	1,245,000	1,234,106
Netflix, Inc. (B)(C)	5.875	11-15-28	1,220,000	1,287,100
Viacom, Inc. (C)	5.850	09-01-43	1,125,000	1,229,999
Interactive media and services 1.0%
Uber Technologies, Inc. (A)	8.000	11-01-26	1,350,000	1,441,125
Media 12.5%
Altice Financing SA (A)(B)(C)	7.500	05-15-26	1,000,000	1,015,000
Altice France SA (A)(B)(C)	6.250	05-15-24	1,675,000	1,716,875
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTORS TRUST	5

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
Altice Luxembourg SA (A)(B)(C)	7.750	05-15-22		755,000	$769,156
Cablevision Systems Corp. (B)(C)	8.000	04-15-20		1,000,000	1,041,780
CCO Holdings LLC (A)(B)(C)	5.000	02-01-28		1,630,000	1,627,963
CCO Holdings LLC	5.125	02-15-23		950,000	964,250
CCO Holdings LLC (A)(B)(C)	5.125	05-01-27		1,245,000	1,263,675
Cengage Learning, Inc. (A)(B)(C)	9.500	06-15-24		1,350,000	1,255,500
CSC Holdings LLC (A)	5.500	04-15-27		1,245,000	1,282,512
CSC Holdings LLC (A)(B)(C)	7.500	04-01-28		855,000	933,019
Grupo Televisa SAB (B)(C)	4.625	01-30-26		725,000	742,788
Grupo Televisa SAB	8.490	05-11-37	MXN	26,200,000	1,126,716
McGraw-Hill Global Education Holdings LLC (A)(B)(C)	7.875	05-15-24		1,100,000	940,500
MDC Partners, Inc. (A)(B)(C)	6.500	05-01-24		1,955,000	1,651,975
Myriad International Holdings BV (A)(B)(C)	4.850	07-06-27		1,445,000	1,502,442
Myriad International Holdings BV (A)	5.500	07-21-25		915,000	990,767
Time Warner Cable LLC	4.500	09-15-42		815,000	722,008
Wireless telecommunication services 6.5%
America Movil SAB de CV	6.000	06-09-19	MXN	37,470,000	1,966,657
America Movil SAB de CV	6.450	12-05-22	MXN	10,370,000	501,462
Colombia Telecomunicaciones SA ESP (A)	5.375	09-27-22		1,000,000	1,015,010
Comunicaciones Celulares SA (A)	6.875	02-06-24		1,775,000	1,837,125
Sprint Communications, Inc. (B)(C)	6.000	11-15-22		935,000	940,844
Sprint Corp.	7.125	06-15-24		750,000	751,641
T-Mobile USA, Inc. (B)(C)	4.750	02-01-28		640,000	645,600
T-Mobile USA, Inc. (C)	6.500	01-15-26		1,125,000	1,203,413
United States Cellular Corp.	6.700	12-15-33		1,195,000	1,269,688
Consumer discretionary 5.3%					8,321,459
Auto components 0.1%
Lear Corp. (C)	5.250	01-15-25		210,000	217,704
Automobiles 0.6%
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (B)(C)(D)	6.500	09-30-28		1,000,000	967,500
Hotels, restaurants and leisure 2.0%
Eldorado Resorts, Inc. (B)(C)	6.000	09-15-26		590,000	612,125
GLP Capital LP	5.375	04-15-26		815,000	860,689
MGM Resorts International	6.000	03-15-23		395,000	421,663
Waterford Gaming LLC (A)(E)(F)	8.625	09-15-14		377,791	0
Wyndham Destinations, Inc. (B)(C)	6.350	10-01-25		1,190,000	1,264,375
Household durables 0.5%
William Lyon Homes, Inc.	6.000	09-01-23		720,000	712,800
6	JOHN HANCOCK INVESTORS TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Internet and direct marketing retail 1.3%
Expedia Group, Inc. (B)(C)	5.000	02-15-26	1,000,000	$1,067,353
QVC, Inc.	5.950	03-15-43	1,000,000	926,250
Specialty retail 0.8%
Group 1 Automotive, Inc. (A)(C)	5.250	12-15-23	1,240,000	1,271,000
Consumer staples 2.1%				3,280,774
Food and staples retailing 0.3%
Rite Aid Corp. (A)(B)(C)	6.125	04-01-23	550,000	468,531
Food products 1.0%
Darling Ingredients, Inc. (A)	5.250	04-15-27	550,000	559,625
Post Holdings, Inc. (A)	5.500	03-01-25	540,000	552,825
Post Holdings, Inc. (A)(B)(C)	5.625	01-15-28	510,000	516,023
Personal products 0.3%
Revlon Consumer Products Corp.	6.250	08-01-24	740,000	436,600
Tobacco 0.5%
Reynolds American, Inc. (C)	6.875	05-01-20	720,000	747,170
Energy 24.2%				37,736,241
Energy equipment and services 2.0%
Archrock Partners LP	6.000	10-01-22	1,185,000	1,193,888
CSI Compressco LP	7.250	08-15-22	1,635,000	1,451,063
CSI Compressco LP (A)	7.500	04-01-25	500,000	485,625
Oil, gas and consumable fuels 22.2%
Andeavor Logistics LP	5.250	01-15-25	870,000	913,475
Blue Racer Midstream LLC (A)	6.125	11-15-22	1,230,000	1,243,838
Cheniere Corpus Christi Holdings LLC	5.875	03-31-25	995,000	1,072,113
Cheniere Corpus Christi Holdings LLC	7.000	06-30-24	800,000	897,000
Chesapeake Energy Corp. (B)(C)	7.500	10-01-26	1,325,000	1,281,938
Chesapeake Energy Corp. (B)(C)	8.000	06-15-27	925,000	904,444
DCP Midstream Operating LP	5.375	07-15-25	1,600,000	1,681,936
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (A)	5.850	05-21-43	1,060,000	980,500
Denbury Resources, Inc. (A)(B)(C)	7.500	02-15-24	715,000	657,800
Diamondback Energy, Inc. (A)	4.750	11-01-24	930,000	949,763
Energy Transfer Operating LP (C)	4.200	04-15-27	1,500,000	1,508,433
Kinder Morgan, Inc. (C)	5.550	06-01-45	500,000	545,340
Laredo Petroleum, Inc. (B)(C)	6.250	03-15-23	1,195,000	1,102,388
Marathon Petroleum Corp. (B)(C)	4.750	09-15-44	1,500,000	1,505,493
Oasis Petroleum, Inc. (A)(B)(C)	6.250	05-01-26	985,000	955,450
Oasis Petroleum, Inc.	6.875	03-15-22	667,000	669,501
Odebrecht Offshore Drilling Finance, Ltd. (A)	6.720	12-01-22	175,115	166,797
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTORS TRUST	7

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Odebrecht Offshore Drilling Finance, Ltd. (7.720% Cash or 2.048% PIK) (A)	7.720	12-01-26		683,017	$170,754
Odebrecht Oil & Gas Finance, Ltd. (A)(D)	0.000	06-03-19		100,959	505
Parsley Energy LLC (A)(B)(C)	5.375	01-15-25		370,000	377,030
Parsley Energy LLC (A)(B)(C)	5.625	10-15-27		590,000	603,275
PBF Holding Company LLC	7.250	06-15-25		455,000	468,650
Petrobras Global Finance BV (B)(C)	7.375	01-17-27		1,755,000	1,955,070
Petroleos Mexicanos	5.500	01-21-21		755,000	769,534
Petroleos Mexicanos	7.470	11-12-26	MXN	61,356,000	2,612,471
Phillips 66 Partners LP (B)(C)	4.900	10-01-46		1,585,000	1,604,479
Sabine Pass Liquefaction LLC (C)	5.000	03-15-27		1,000,000	1,063,241
Sabine Pass Liquefaction LLC (B)(C)	5.875	06-30-26		610,000	679,165
SM Energy Company (B)(C)	5.625	06-01-25		880,000	825,000
SM Energy Company (B)(C)	6.750	09-15-26		530,000	507,475
Sunoco Logistics Partners Operations LP (C)	3.900	07-15-26		925,000	920,714
Tallgrass Energy Partners LP (A)	5.500	09-15-24		915,000	942,450
Targa Resources Partners LP (A)	6.500	07-15-27		1,300,000	1,392,625
The Oil and Gas Holding Company BSCC (A)(B)(C)	7.500	10-25-27		1,155,000	1,231,854
Whiting Petroleum Corp. (B)(C)	5.750	03-15-21		705,000	722,414
WPX Energy, Inc.	5.250	09-15-24		700,000	722,750
Financials 26.8%					41,803,913
Banks 15.2%
Banco BTG Pactual SA (A)	5.750	09-28-22		2,540,000	2,569,718
Banco de Credito del Peru (A)	4.850	10-30-20	PEN	3,405,000	1,030,305
Banco Nacional de Comercio Exterior SNC (3.800% to 8-11-21, then 5 Year CMT + 3.000%) (A)	3.800	08-11-26		1,385,000	1,360,776
Bank of America Corp. (6.100% to 3-17-25, then 3 month LIBOR + 3.898%) (B)(C)(D)	6.100	03-17-25		1,385,000	1,485,413
Barclays PLC (7.750% to 9-15-23, then 5 Year U.S. Swap Rate + 4.842%) (D)	7.750	09-15-23		1,330,000	1,374,888
BBVA Bancomer SA (A)	6.500	03-10-21		870,000	910,533
BNP Paribas SA (7.000% to 8-16-28, then 5 Year U.S. Swap Rate + 3.980%) (A)(B)(C)(D)	7.000	08-16-28		1,205,000	1,251,694
Corp. Group Banking SA (A)	6.750	03-15-23		1,000,000	995,970
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (A)(B)(C)(D)	7.875	01-23-24		865,000	939,614
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (A)(D)	8.125	12-23-25		1,495,000	1,701,947
8	JOHN HANCOCK INVESTORS TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Freedom Mortgage Corp. (A)	8.250	04-15-25	840,000	$745,500
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year U.S. ISDAFIX + 3.606%) (B)(C)(D)	6.500	03-23-28	2,015,000	2,050,263
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (C)(D)	6.875	06-01-21	760,000	797,050
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (B)(C)(D)	6.500	04-16-25	1,060,000	1,070,282
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (B)(C)(D)	6.750	02-01-24	1,500,000	1,661,715
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (D)	7.500	06-27-24	1,465,000	1,538,250
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (A)(B)(C)(D)	7.375	09-13-21	1,470,000	1,528,800
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (B)(C)(D)	5.875	06-15-25	665,000	718,200
Capital markets 2.6%
Credit Suisse Group AG (7.250% to 9-12-25, then 5 Year U.S. Swap Rate + 4.332%) (A)(B)(C)(D)	7.250	09-12-25	1,500,000	1,559,250
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (A)(B)(C)(D)	7.500	07-17-23	1,100,000	1,153,625
Morgan Stanley (C)	5.750	01-25-21	1,000,000	1,048,000
The Goldman Sachs Group, Inc. (B)(C)	3.750	05-22-25	375,000	380,288
Consumer finance 5.1%
American Express Company (4.900% to 3-15-20, then 3 month LIBOR + 3.285%) (C)(D)	4.900	03-15-20	1,300,000	1,303,991
Avation Capital SA (A)	6.500	05-15-21	1,730,000	1,730,000
Enova International, Inc. (A)	8.500	09-01-24	465,000	446,400
Enova International, Inc. (A)	8.500	09-15-25	1,200,000	1,170,276
Springleaf Finance Corp. (B)(C)	6.875	03-15-25	1,650,000	1,769,625
Springleaf Finance Corp.	7.125	03-15-26	1,375,000	1,476,406
Diversified financial services 0.7%
ASP AMC Merger Sub, Inc. (A)	8.000	05-15-25	835,000	534,400
Gogo Intermediate Holdings LLC (A)	9.875	05-01-24	500,000	511,250
Insurance 1.1%
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375	09-01-24	1,200,000	1,209,888
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTORS TRUST	9

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Ardonagh Midco 3 PLC (A)(B)(C)	8.625	07-15-23	545,000	$459,163
Mortgage real estate investment trusts 0.6%
Starwood Property Trust, Inc. (C)	5.000	12-15-21	970,000	990,613
Thrifts and mortgage finance 1.5%
Quicken Loans, Inc. (A)(B)(C)	5.250	01-15-28	900,000	873,000
Quicken Loans, Inc. (A)	5.750	05-01-25	900,000	913,500
Stearns Holdings LLC (A)	9.375	08-15-20	578,000	543,320
Health care 9.7%				15,188,430
Health care providers and services 7.7%
Centene Corp. (A)	5.375	06-01-26	1,000,000	1,043,750
DaVita, Inc. (B)(C)	5.125	07-15-24	1,145,000	1,145,000
Encompass Health Corp.	5.750	11-01-24	1,545,000	1,566,244
HCA, Inc.	5.250	04-15-25	1,000,000	1,071,039
HCA, Inc.	5.500	06-15-47	1,760,000	1,872,986
MEDNAX, Inc. (A)	5.250	12-01-23	1,575,000	1,602,563
Select Medical Corp.	6.375	06-01-21	1,500,000	1,501,875
Team Health Holdings, Inc. (A)(B)(C)	6.375	02-01-25	1,240,000	1,054,000
Tenet Healthcare Corp. (B)(C)	6.750	06-15-23	1,110,000	1,132,200
Pharmaceuticals 2.0%
Bausch Health Americas, Inc. (A)(B)(C)	8.500	01-31-27	507,000	552,313
Endo Finance LLC (A)(B)(C)	5.375	01-15-23	932,000	773,560
Mallinckrodt International Finance SA (A)(B)(C)	5.500	04-15-25	865,000	622,800
Teva Pharmaceutical Finance Netherlands III BV (B)(C)	6.000	04-15-24	520,000	529,100
Teva Pharmaceutical Finance Netherlands III BV (B)(C)	6.750	03-01-28	700,000	721,000
Industrials 9.0%				14,024,674
Aerospace and defense 0.8%
TransDigm, Inc. (A)(B)(C)	6.250	03-15-26	1,185,000	1,233,881
Air freight and logistics 0.9%
Mexico City Airport Trust (A)	5.500	10-31-46	1,535,000	1,431,388
Airlines 1.4%
Air Canada Pass Through Trust (A)(C)	3.300	07-15-31	974,400	941,270
Virgin Australia Holdings, Ltd. (A)	8.500	11-15-19	1,250,000	1,274,063
Building products 0.8%
Standard Industries, Inc. (A)(C)	5.375	11-15-24	1,220,000	1,242,875
Commercial services and supplies 1.9%
Cimpress NV (A)	7.000	06-15-26	1,300,000	1,283,880
LSC Communications, Inc. (A)(B)(C)	8.750	10-15-23	1,000,000	1,045,000
Tervita Escrow Corp. (A)	7.625	12-01-21	655,000	663,188
10	JOHN HANCOCK INVESTORS TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Construction and engineering 0.9%
AECOM (B)(C)	5.125	03-15-27	850,000	$853,196
HC2 Holdings, Inc. (A)	11.500	12-01-21	615,000	529,669
Industrial conglomerates 0.8%
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) (B)(C)(D)	5.000	01-21-21	1,250,000	1,183,213
Machinery 0.5%
Stevens Holding Company, Inc. (A)(B)(C)	6.125	10-01-26	775,000	815,688
Trading companies and distributors 1.0%
United Rentals North America, Inc. (B)(C)	5.500	07-15-25	1,475,000	1,527,363
Information technology 9.5%				14,785,996
Communications equipment 1.0%
CommScope, Inc. (A)(B)(C)	6.000	03-01-26	632,000	669,130
CommScope, Inc. (A)(B)(C)	8.250	03-01-27	800,000	864,000
Electronic equipment, instruments and components 0.8%
TTM Technologies, Inc. (A)(B)(C)	5.625	10-01-25	1,200,000	1,185,000
IT services 1.3%
Sixsigma Networks Mexico SA de CV (A)	7.500	05-02-25	725,000	716,844
Travelport Corporate Finance PLC (A)	6.000	03-15-26	1,250,000	1,343,750
Semiconductors and semiconductor equipment 1.4%
Advanced Micro Devices, Inc. (B)(C)	7.000	07-01-24	1,110,000	1,153,013
Micron Technology, Inc.	5.327	02-06-29	1,000,000	1,031,080
Software 0.9%
Ascend Learning LLC (A)	6.875	08-01-25	469,000	476,621
j2 Cloud Services LLC (A)	6.000	07-15-25	848,000	886,160
Technology hardware, storage and peripherals 4.1%
Dell International LLC (A)(B)(C)	6.020	06-15-26	1,450,000	1,570,625
Dell International LLC (A)(B)(C)	8.350	07-15-46	600,000	738,222
Lexmark International, Inc. (B)(C)	7.125	03-15-20	850,000	794,750
Seagate HDD Cayman	4.750	06-01-23	715,000	722,273
Seagate HDD Cayman	4.875	06-01-27	1,090,000	1,043,613
Seagate HDD Cayman (B)(C)	5.750	12-01-34	1,700,000	1,590,915
Materials 11.7%				18,297,108
Chemicals 3.6%
Ashland LLC	6.875	05-15-43	845,000	902,038
Braskem Finance, Ltd.	6.450	02-03-24	700,000	765,625
Braskem Netherlands Finance BV (A)(B)(C)	3.500	01-10-23	1,105,000	1,092,304
Braskem Netherlands Finance BV (A)	4.500	01-10-28	490,000	480,200
Mexichem SAB de CV (A)	5.500	01-15-48	1,200,000	1,144,512
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTORS TRUST	11

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Chemicals (continued)
The Chemours Company (B)(C)	6.625	05-15-23	1,240,000	$1,284,578
Containers and packaging 1.1%
ARD Finance SA (7.125% Cash or 7.875% PIK)	7.125	09-15-23	500,000	499,375
Ardagh Packaging Finance PLC (A)(B)(C)	6.000	02-15-25	1,185,000	1,193,888
Metals and mining 6.5%
AngloGold Ashanti Holdings PLC	5.375	04-15-20	675,000	686,948
Corp. Nacional del Cobre de Chile (A)	4.250	07-17-42	310,000	307,467
Corp. Nacional del Cobre de Chile (A)	4.875	11-04-44	2,345,000	2,532,272
First Quantum Minerals, Ltd. (A)(B)(C)	7.250	05-15-22	875,000	884,844
First Quantum Minerals, Ltd. (A)	7.500	04-01-25	600,000	579,750
Freeport-McMoRan, Inc.	5.450	03-15-43	1,500,000	1,353,750
Freeport-McMoRan, Inc. (B)(C)	6.875	02-15-23	840,000	886,200
MMC Norilsk Nickel OJSC (A)	5.550	10-28-20	750,000	770,268
Teck Resources, Ltd.	6.250	07-15-41	830,000	896,509
Vale Overseas, Ltd. (B)(C)	6.250	08-10-26	1,165,000	1,272,180
Paper and forest products 0.5%
Norbord, Inc. (A)	6.250	04-15-23	735,000	764,400
Real estate 0.9%				1,405,088
Equity real estate investment trusts 0.5%
Iron Mountain, Inc. (A)(B)(C)	5.250	03-15-28	815,000	802,775
Real estate management and development 0.4%
Williams Scotsman International, Inc. (A)	7.875	12-15-22	575,000	602,313
Utilities 7.4%				11,634,519
Electric utilities 4.9%
ABY Transmision Sur SA (A)	6.875	04-30-43	2,004,828	2,240,395
Empresa Electrica Angamos SA (A)	4.875	05-25-29	913,000	923,509
Instituto Costarricense de Electricidad (A)	6.375	05-15-43	1,595,000	1,276,000
Israel Electric Corp., Ltd. (A)(C)	4.250	08-14-28	2,320,000	2,343,748
Vistra Operations Company LLC (A)(B)(C)	5.500	09-01-26	900,000	927,000
Gas utilities 1.3%
AmeriGas Partners LP	5.625	05-20-24	900,000	938,250
AmeriGas Partners LP	5.750	05-20-27	1,000,000	1,032,500
Independent power and renewable electricity producers 1.2%
Clearway Energy Operating LLC	5.375	08-15-24	1,290,000	1,311,117

NRG Energy, Inc. (B)(C)	6.625	01-15-27	600,000	642,000
12	JOHN HANCOCK INVESTORS TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value

Convertible bonds 1.0% (0.7% of Total investments)					$1,623,894
(Cost $1,786,775)
Communication services 0.8%					1,309,339
Entertainment 0.3%
DHX Media, Ltd. (A)	5.875	09-30-24	CAD	999,000	552,556
Media 0.5%
DISH Network Corp.	3.375	08-15-26		825,000	756,783
Information technology 0.2%					314,555
Semiconductors and semiconductor equipment 0.2%

Novellus Systems, Inc.	2.625	05-15-41		50,000	314,555
Capital preferred securities (G) 0.5% (0.3% of Total investments)					$745,553
(Cost $688,386)
Financials 0.5%					745,553
Banks 0.5%

Wachovia Capital Trust III (Greater of 3 month LIBOR + 0.930% or 5.570%) (C)(D)(H)	5.570	06-03-19		750,000	745,553
Term loans (I) 4.7% (3.1% of Total investments)					$7,369,615
(Cost $7,498,958)
Communication services 0.5%					859,963
Interactive media and services 0.5%
Ancestry.com Operations, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.250%)	5.740	10-19-23		859,533	859,963
Consumer discretionary 1.2%					1,890,036
Auto components 1.2%
American Tire Distributors, Inc., 2015 Term Loan (3 month LIBOR + 7.500%)	10.129	09-02-24		1,886,330	1,763,719
American Tire Distributors, Inc., PIK, Exit FILO Term Loan (3 month LIBOR + 6.000%)	8.663	09-01-23		126,952	126,317
Financials 1.6%					2,427,604
Capital markets 0.8%
Jane Street Group LLC, 2018 Term Loan B (1 month LIBOR + 3.000%)	5.483	08-25-22		1,200,000	1,194,756
Diversified financial services 0.8%
Refinitiv US Holdings, Inc., 2018 USD Term Loan (1 month LIBOR + 3.750%)	6.233	10-01-25		1,246,875	1,232,848
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTORS TRUST	13

	Rate (%)	Maturity date	Par value^	Value
Industrials 0.6%				$903,375
Airlines 0.0%
Global Aviation Holdings, Inc., PIK, 2nd Lien Term Loan (E)(F)	0.000	07-13-19	51,038	0
Global Aviation Holdings, Inc., PIK, 3rd Lien Term Loan (E)(F)	0.000	03-13-20	514,063	0
Commercial services and supplies 0.6%
Quad/Graphics, Inc., 2018 Term Loan B (1 month LIBOR + 5.000%)	7.490	01-31-26	900,000	903,375
Real estate 0.8%				1,288,637
Equity real estate investment trusts 0.8%

iStar, Inc., 2016 Term Loan B (1 month LIBOR + 2.750%)	5.233	06-28-23	1,290,250	1,288,637
Collateralized mortgage obligations 1.0% (0.6% of Total investments)				$1,485,506
(Cost $1,103,663)
Commercial and residential 0.9%				1,337,844
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-47	3,306,899	57,518
Series 2007-4, Class ES IO	0.350	07-19-47	3,405,712	56,672
Series 2007-6, Class ES IO (A)	0.353	08-19-37	2,880,977	41,490
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	0.706	10-25-36	4,741,331	188,472
Series 2005-AR18, Class 2X IO	0.467	10-25-36	4,237,656	65,990
MSCG Trust Series 2016-SNR, Class D (A)	6.550	11-15-34	926,500	927,702
U.S. Government Agency 0.1%				147,662
Federal Home Loan Mortgage Corp. Series K017, Class X1 IO	1.446	12-25-21	3,165,642	88,870

Government National Mortgage Association Series 2012-114, Class IO	0.766	01-16-53	1,290,693	58,792
Asset backed securities 0.6% (0.4% of Total investments)				$938,932
(Cost $918,876)
Asset backed securities 0.6%				938,932
Coinstar Funding LLC Series 2017-1A, Class A2 (A)	5.216	04-25-47	147,000	149,825
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5	8.100	08-15-25	18,776	10,981
Driven Brands Funding LLC Series 2015-1A, Class A2 (A)	5.216	07-20-45	752,700	778,126

14	JOHN HANCOCK INVESTORS TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Common stocks 0.0% (0.0% of Total investments)		$1,717
(Cost $595,095)
Communication services 0.0%
Media 0.0%
Vertis Holdings, Inc. (F)(J)	34,014	0
Industrials 0.0%
Airlines 0.0%
Global Aviation Holdings, Inc., Class A (F)(J)	82,159	0
Information technology 0.0%
Software 0.0%

Avaya Holdings Corp. (J)	90	1,717
Preferred securities (K) 2.3% (1.5% of Total investments)		$3,506,839
(Cost $3,550,830)
Energy 0.2%		213,763
Energy equipment and services 0.2%
Nabors Industries, Ltd., 6.000% (B)(C)	7,950	213,763
Financials 0.7%		1,102,233
Banks 0.7%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 8.469% (H)	41,910	1,102,233
Utilities 1.4%		2,190,843
Multi-utilities 1.1%
Dominion Energy, Inc., 6.750%	19,820	995,559
DTE Energy Company, 6.500%	11,745	655,488
Water utilities 0.3%
Aqua America, Inc., 6.000%	9,890	539,796
Warrants 0.0% (0.0% of Total investments)		$56,073
(Cost $0)
Avaya Holdings Corp. (Expiration Date: 12-15-22; Strike Price: $25.55) (J)	20,390	56,073

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 3.1% (2.0% of Total investments)				$4,868,000
(Cost $4,868,000)
U.S. Government Agency 2.9%				4,555,000
Federal Agricultural Mortgage Corp. Discount Note	2.350	05-01-19	1,786,000	1,786,000
Federal Home Loan Bank Discount Note	2.300	05-01-19	2,769,000	2,769,000

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTORS TRUST	15

	Par value^	Value
Repurchase agreement 0.2%		313,000

Repurchase Agreement with State Street Corp. dated 4-30-19 at 1.300% to be repurchased at $313,011 on 5-1-19, collateralized by $315,000 U.S. Treasury Notes, 2.625% due 7-15-21 (valued at $319,609, including interest)	313,000	313,000

Total investments (Cost $239,300,412) 153.7%	$239,989,671
Other assets and liabilities, net (53.7%)	(83,838,870)
Total net assets 100.0%	$156,150,801

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
CAD	Canadian Dollar
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $107,528,315 or 68.9% of the fund's net assets as of 4-30-19.
(B)	All or a portion of this security is on loan as of 4-30-19, and is a component of the fund's leverage under the Liquidity Agreement.
(C)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 4-30-19 was $89,769,439. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $69,583,611.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Non-income producing - Issuer is in default.
(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(G)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(I)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(J)	Non-income producing security.
(K)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
16	JOHN HANCOCK INVESTORS TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	594,546	CAD	791,000	GSI	6/19/2019	$3,382	—
USD	5,672,029	MXN	110,894,056	GSI	6/19/2019	—	$(133,133)
USD	335,344	MXN	6,490,000	SSB	6/19/2019	—	(4,399)
USD	1,005,760	PEN	3,405,000	SSB	10/30/2019	—	(16,354)
						$3,382	$(153,886)

Derivatives Currency Abbreviations
CAD	Canadian Dollar
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
USD	U.S. Dollar

Derivatives Abbreviations
GSI	Goldman Sachs International
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
At 4-30-19, the aggregate cost of investments for federal income tax purposes was $240,041,331. Net unrealized depreciation aggregated to $202,164, of which $6,605,065 related to gross unrealized appreciation and $6,807,229 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTORS TRUST	17

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $239,300,412)	$239,989,671
Unrealized appreciation on forward foreign currency contracts	3,382
Cash	21,261
Foreign currency, at value (Cost $25,286)	25,315
Dividends and interest receivable	3,507,945
Receivable for investments sold	1,439,073
Other assets	233,827
Total assets	245,220,474
Liabilities
Unrealized depreciation on forward foreign currency contracts	153,886
Liquidity agreement	86,900,000
Payable for investments purchased	1,650,566
Interest payable	223,019
Payable to affiliates
Accounting and legal services fees	19,548
Trustees' fees	224
Other liabilities and accrued expenses	122,430
Total liabilities	89,069,673
Net assets	$156,150,801
Net assets consist of
Paid-in capital	$172,098,095
Total distributable earnings (loss)	(15,947,294)
Net assets	$156,150,801

Net asset value per share
Based on 8,707,025 shares of beneficial interest outstanding - unlimited number of shares authorized with no par value	$ 17.93
18	JOHN HANCOCK INVESTORS TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended  4-30-19 (unaudited)

Investment income
Interest	$7,235,649
Dividends	116,644
Total investment income	7,352,293
Expenses
Investment management fees	637,373
Interest expense	1,335,919
Accounting and legal services fees	17,620
Transfer agent fees	33,405
Trustees' fees	22,120
Custodian fees	13,575
Printing and postage	35,786
Professional fees	49,843
Stock exchange listing fees	11,776
Other	4,238
Total expenses	2,161,655
Less expense reductions	(8,545)
Net expenses	2,153,110
Net investment income	5,199,183
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(2,316,898)
Forward foreign currency contracts	(230,701)
(2,547,599)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	10,824,075
Forward foreign currency contracts	(330,073)
10,494,002
Net realized and unrealized gain	7,946,403
Increase in net assets from operations	$13,145,586

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTORS TRUST	19

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-19 (unaudited)	Year ended 10-31-18
Increase (decrease) in net assets
From operations
Net investment income	$5,199,183	$10,516,299
Net realized loss	(2,547,599)	(1,883,083)
Change in net unrealized appreciation (depreciation)	10,494,002	(13,655,582)
Increase (decrease) in net assets resulting from operations	13,145,586	(5,022,366)
Distributions to shareholders
From net investment income and net realized gain	(4,897,703)	(10,818,479)
Total distributions	(4,897,703)	(10,818,479)
Total increase (decrease)	8,247,883	(15,840,845)
Net assets
Beginning of period	147,902,918	163,743,763
End of period	$156,150,801	$147,902,918
Share activity
Shares outstanding
Beginning of period	8,707,025	8,707,025
End of period	8,707,025	8,707,025
20	JOHN HANCOCK INVESTORS TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CASH FLOWS For the six months ended   4-30-19 (unaudited)

Cash flows from operating activities
Net increase in net assets from operations	$13,145,586
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Long-term investments purchased	(41,084,780)
Long-term investments sold	43,045,365
Net purchases and sales in short-term investments	(2,797,000)
Net amortization of premium (discount)	16,647
(Increase) Decrease in assets:
Unrealized appreciation on forward foreign currency contracts	177,115
Foreign currency, at value	(24,966)
Dividends and interest receivable	(141,695)
Receivable for investments sold	1,372,316
Other assets	(11,598)
Increase (Decrease) in liabilities:
Unrealized depreciation on forward foreign currency contracts	152,958
Payable for investments purchased	(624,570)
Interest payable	7,118
Payable to affiliates	(5,339)
Other liabilities and accrued expenses	31,136
Net change in unrealized (appreciation) depreciation on:
Investments	(10,802,784)
Net realized (gain) loss on:
Investments	2,317,410
Net cash provided by operating activities	$4,772,919
Cash flows provided by (used in) financing activities
Distributions to shareholders	$(4,897,703)
Net cash used in financing activities	$(4,897,703)
Net decrease in cash	$(124,784)
Cash at beginning of period	$146,045
Cash at end of period	$21,261
Supplemental disclosure of cash flow information:
Cash paid for interest	$1,328,801
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTORS TRUST	21

Financial highlights
Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14
Per share operating performance
Net asset value, beginning of period	$16.99	$18.81	$18.11	$17.20	$19.56	$19.76
Net investment income[2]	0.60	1.21	1.28	1.32	1.41	1.58
Net realized and unrealized gain (loss) on investments	0.90	(1.79)	0.72	0.96	(2.28)	(0.14)
Total from investment operations	1.50	(0.58)	2.00	2.28	(0.87)	1.44
Less distributions
From net investment income	(0.56)	(1.24)	(1.30)	(1.39)	(1.49)	(1.64)
Anti-dilutive impact of repurchase plan	—	—	—	0.02 [3]	—	—
Anti-dilutive impact of shelf offering	—	—	—	—	—	— [4]
Net asset value, end of period	$17.93	$16.99	$18.81	$18.11	$17.20	$19.56
Per share market value, end of period	$16.07	$15.51	$17.87	$16.73	$15.20	$19.06
Total return at net asset value (%)[5,6]	9.58 [7]	(2.74)	11.87	14.95	(3.85)	7.65
Total return at market value (%)[5]	7.53 [7]	(6.54)	15.05	20.17	(12.80)	7.40
Ratios and supplemental data
Net assets, end of period (in millions)	$156	$148	$164	$158	$151	$172
Ratios (as a percentage of average net assets):
Expenses before reductions	2.94 [8]	2.52	1.95	1.79	1.54	1.38
Expenses including reductions[9]	2.93 [8]	2.51	1.94	1.78	1.53	1.37
Net investment income	7.08 [8]	6.76	6.96	7.75	7.70	7.94
Portfolio turnover (%)	18	52	53	62	74	71
Senior securities
Total debt outstanding end of period (in millions)	$87	$87	$87	$87	$87	$87
Asset coverage per $1,000 of debt[10]	$2,797	$2,702	$2,884	$2,814	$2,741	$2,979

22	JOHN HANCOCK Investors Trust | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

[1]	Period ended 04-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	The repurchase plan was completed at an average repurchase price of $13.99 for 84,400 shares for the period ended 10-31-16.
[4]	Less than $0.005 per share.
[5]	Total return based on net asset value reflects changes in the fund’s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that distributions from income, capital gains and tax return of capital, if any, were reinvested.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Not annualized.
[8]	Annualized.
[9]	Expenses including reductions excluding interest expense were 1.11% (annualized), 1.12%, 1.06%, 1.16%, 1.06% and 1.05% for the periods ended 4-30-19, 10-31-18, 10-31-17, 10-31-16, 10-31-15 and 10-31-14, respectively.
[10]	Asset coverage equals the total net assets plus borrowings divided by the borrowings of the fund outstanding at period end (Note 8). As debt outstanding changes, the level of invested assets may change accordingly. Asset coverage ratio provides a measure of leverage.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Investors Trust	23

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Investors Trust (the fund) is a closed-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act).

In 2012, 2015 and 2018, the fund filed registration statements with the Securities and Exchange Commission (SEC), in each case registering and/or carrying forward 1,000,000 common shares, through equity shelf offering programs. Under these programs, the fund, subject to market conditions, may raise additional equity capital from time to time by offering new common shares at a price equal to or above the fund's net asset value (NAV) per common share.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the NAV may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the

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Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2019, by major security category or type:

	Total value at 4-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$6,574,565	—	$6,574,565	—
Foreign government obligations	1,261,549	—	1,261,549	—
Corporate bonds	211,557,428	—	211,557,428	—
Convertible bonds	1,623,894	—	1,623,894	—
Capital preferred securities	745,553	—	745,553	—
Term loans	7,369,615	—	7,369,615	—
Collateralized mortgage obligations	1,485,506	—	1,485,506	—
Asset backed securities	938,932	—	938,932	—
Common stocks	1,717	$1,717	—	—
Preferred securities	3,506,839	3,506,839	—	—
Warrants	56,073	—	56,073	—
Short-term investments	4,868,000	—	4,868,000	—
Total investments in securities	$239,989,671	$3,508,556	$236,481,115	—
Derivatives:
Assets
Forward foreign currency contracts	$3,382	—	$3,382	—
Liabilities
Forward foreign currency contracts	(153,886)	—	(153,886)	—

Repurchase agreements. The fund may enter into repurchase agreements. When a fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the

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fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a tax return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign investing.Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of

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changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities also have the risk that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Overdrafts. Pursuant to the custodian agreement, the fund's custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

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For federal income tax purposes, as of October 31, 2018, the fund has a capital loss carryforward of $14,374,463 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of October 31, 2018:

Capital loss carryforward expiring October 31,	No expiration date
2019	Short term	Long term
$2,044,097	$2,191,776	$10,138,590

As of October 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly and capital gain distributions, if any, annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to contingent payment debt instruments, foreign currency transactions, derivative transactions, and amortization and accretion on debt securities.

Statement of cash flows. A Statement of cash flows is presented when a fund has a significant amount of borrowing during the period, based on the average total borrowing in relation to total assets, or when a certain percentage of the fund's investments is classified as Level 3 in the fair value hierarchy. Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Statement of cash flows. The cash amount shown in the Statement of cash flows is the amount included in the fund's Statement of assets and liabilities and represents the cash on hand at the fund's custodian and does not include any short-term investments or Collateral held at broker for futures contracts.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts are typically traded through the OTC market. Certain forwards are regulated by the Commodity Futures Trading Commission. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by

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entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended April 30, 2019, the fund used forward foreign currency contracts to manage currency exposure. The fund held forward foreign currency contracts with U.S. Dollar notional values ranging from $6.0 million to $8.1 million as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at April 30, 2019 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Foreign currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$3,382	($153,886)

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2019:

Statement of operations location - net realized gain (loss) on:
Risk	Forward foreign currency contracts
Foreign currency	($230,701)

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The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2019:

Statement of operations location - change in net unrealized appreciation (depreciation) of:
Risk	Forward foreign currency contracts
Foreign currency	($330,073)

Note 4 — Guarantees and indemnifications

Under the fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as distributor for the common shares offered through the equity shelf offering. The Advisor is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of (a) 0.650% of the first $150 million of the fund's average daily managed assets (net assets plus borrowings under the Liquidity Agreement (see Note 8), (b) 0.375% of the next $50 million of the fund's average daily managed assets, (c) 0.350% of the next $100 million of the fund's average daily managed assets and (d) 0.300% of the fund's average daily managed assets in excess of $300 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US), LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees. Prior to May 7, 2019, Manulife Investment Management (US) LLC was known as John Hancock Asset Management, a division of Manulife Asset Management (US) LLC.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2019, this waiver amounted to 0.01% of the fund's average daily managed assets (on annualized basis). This agreement expires on June 30, 2020, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The expense reductions described above amounted to $8,545 for the six months ended April 30, 2019.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2019 were equivalent to a net annual effective rate of 0.54% of the fund's average daily managed assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among

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other services. These accounting and legal services fees incurred for the six months ended April 30, 2019 amounted to an annual rate of 0.02% of the fund's average daily managed assets.

Distributor. The fund will compensate the Distributor with respect to sales of the common shares offered through the equity shelf offering at a commission rate of 1.00% of the gross proceeds of the sale of common shares, a portion of which is allocated to the selling dealers. During the six months ended April 30, 2019 and the year ended October 31, 2018, there was no compensation paid to the Distributor. The Distributor has an agreement with a sub-placement agent in the sale of common shares. The fund is not responsible for payment of commissions to the sub placement agent.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. These Trustees receive from the fund and the other John Hancock closed-end funds an annual retainer. In addition, compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

On December 10, 2015, the Board of Trustees approved a share repurchase plan, which is subsequently reviewed and approved by the Board of Trustees each year in December 2018. Under the current share repurchase plan, the fund may purchase in the open market, up to 10% of its outstanding common shares as of December 31, 2018. The current share repurchase plan will remain in effect between January 1, 2019 to December 31, 2019.

During the six months ended April 30, 2019 and the year ended October 31, 2018, the fund had no activities under the repurchase program. Shares repurchased and corresponding dollar amounts are included on the Statements of changes in net assets. The anti-dilutive impact of these share repurchases is included in the Financial highlights. Transactions in common shares for the six months ended April 30, 2019 and year ended October 31, 2018 are presented in the statements of changes in net assets. Proceeds received in connection with the shelf offering are net of commissions and offering costs. Total Offering costs of $248,706 have been prepaid by the fund. As of April 30, 2019, $44,629 has been deducted from proceeds of shares issued and the remaining $204,077 is included in Other receivables and prepaid expenses on the Statement of assets and liabilities.

Note 7 — Leverage risk

The fund utilizes a Liquidity Agreement to increase its assets available for investment. When the fund leverages its assets, shareholders bear the expenses associated with the Liquidity Agreement and have potential to benefit or be disadvantaged from the use of leverage. The Advisor's fee is also increased in dollar terms from the use of leverage. Consequently, the fund and the Advisor may have differing interests in determining whether to leverage the fund's assets. Leverage creates risks that may adversely affect the return for the holders of shares, including:

•	the likelihood of greater volatility of NAV and market price of shares;
•	fluctuations in the interest rate paid for the use of the Liquidity Agreement;
•	increased operating costs, which may reduce the fund's total return;
•	the potential for a decline in the value of an investment acquired through leverage, while the fund's obligations under such leverage remains fixed; and
•	the fund is more likely to have to sell securities in a volatile market in order to meet asset coverage or other debt compliance requirements.

To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the fund's return will be greater than if leverage had not been used; conversely, returns would be lower if the cost of the leverage exceeds the income or capital appreciation derived. The use of securities

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lending to obtain leverage in the fund's investments may subject the fund to greater risk of loss than would reinvestment of collateral in short-term highly rated investments.

In addition to the risks created by the fund's use of leverage, the fund is subject to the risk that it would be unable to timely, or at all, obtain replacement financing if the Liquidity Agreement is terminated. Were this to happen, the fund would be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the fund's ability to generate income from the use of leverage would be adversely affected.

Note 8 — Liquidity agreement

The fund has entered into a Liquidity Agreement (LA) with State Street Bank and Trust Company (SSB) that allows it to borrow or otherwise access up to $86.9 million (maximum facility amount) through a line of credit, securities lending and reverse repurchase agreements. The amounts outstanding at April 30, 2019 are shown in the Statement of assets and liabilities as the Liquidity agreement.

The fund pledges its assets as collateral to secure obligations under the LA. The fund retains the risks and rewards of the ownership of assets pledged to secure obligations under the LA and makes these assets available for securities lending and reverse repurchase transactions with SSB acting as the fund's authorized agent for these transactions. All transactions initiated through SSB are required to be secured with cash collateral received from the securities borrower (the Borrower) or cash is received from the reverse repurchase agreement (Reverse Repo) counterparties. Securities lending transactions will be secured with cash collateral in amounts at least equal to 100% of the market value of the securities utilized in these transactions. Cash received by SSB from securities lending or Reverse Repo transactions is credited against the amounts borrowed under the line of credit.

Upon return of securities by the Borrower or Reverse Repo counterparty, SSB will return the cash collateral to the Borrower or proceeds from the Reverse Repo, as applicable, which will eliminate the credit against the line of credit and will cause the drawdowns under the line of credit to increase by the amounts returned. Income earned on the loaned securities is retained by SSB, and any interest due on the reverse repurchase agreements is paid by SSB.

SSB has indemnified the fund for certain losses that may arise if the Borrower or a Reverse Repo Counterparty fails to return securities when due. With respect to securities lending transactions, upon a default of the securities borrower, SSB uses the collateral received from the Borrower to purchase replacement securities of the same issue, type, class and series. If the value of the collateral is less than the purchase cost of replacement securities, SSB is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any of the fund's losses on the reinvested cash collateral. Although the risk of the loss of the securities is mitigated by receiving collateral from the Borrower or proceeds from the Reverse Repo counterparty and through SSB indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the Borrower or Reverse Repo counterparty fails to return the securities on a timely basis.

Under normal circumstances, interest charged is at the rate of one month LIBOR (London Interbank Offered Rate) plus 0.60%, is payable monthly on the aggregate balance of the drawdowns outstanding under the LA. As of April 30, 2019, the fund had an aggregate balance of $86,900,000 at an interest rate of 3.08%, which is reflected in the Liquidity agreement on the Statement of assets and liabilities. During the six months ended April 30, 2019, the average balance of the LA and the effective average interest rate were $86,900,000 and 3.10%, respectively.

After the six month anniversary of the effective date of the agreement, the fund may terminate the LA with 60 days' notice. If certain asset coverage and collateral requirements, or other covenants are not met, the LA could be deemed in default and result in termination. Absent a default or facility termination event, SSB is required to provide the fund with 360 days' notice prior to terminating the LA.

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Note 9 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $41,084,780 and $43,045,365, respectively, for the six months ended April 30, 2019.

Note 10 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 11 — New accounting pronouncement

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased non-contingently callable debt securities. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management does not expect the ASU to have an impact on the fund's net assets or total return. Depending upon holdings of the fund, the shortening of the premium amortization period could decrease interest income with a corresponding offset to unrealized gain (loss).

SEMIANNUAL REPORT   |   JOHN HANCOCK INVESTORS TRUST       33

ADDITIONAL INFORMATION

Unaudited

Investment objective and policy

The fund is a diversified, closed-end, management investment company, common shares of which were initially offered to the public in January 1971. The fund's primary investment objective is to generate income for distribution to its shareholders, with capital appreciation as a secondary objective. The preponderance of the fund's assets are invested in a diversified portfolio of debt securities issued by U.S. and non-U.S. corporations and governments, some of which may carry equity features. Up to 50% of the value of the fund's assets may be invested in restricted securities acquired through private placements. The fund may also invest in repurchase agreements. The fund utilizes a credit facility agreement to increase its assets available for investments.

Dividends and distributions

During the six months ended April 30, 2019, distributions from net investment income totaling $0.5625 per share were paid to shareholders. The dates of payments and the amounts per share were as follows:

Payment Date	Income Distributions
December 31, 2018	$0.3167
March 29, 2019	0.2458
Total	$0.5625

SEMIANNUAL REPORT   |   JOHN HANCOCK INVESTORS TRUST       34

Shareholder meeting

The fund held its Annual Meeting of Shareholders on Thursday, February 7, 2019. The following proposal was considered by the shareholders:

Proposal: To elect thirteen (13) Trustees to serve until their respective successors have been duly elected and qualified.

	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
Charles L. Bardelis	6,335,185.604	278,254.812
James R. Boyle	6,324,616.508	288,823.908
Peter S. Burgess	6,312,376.929	301,063.487
William H. Cunningham	6,193,151.563	420,288.853
Grace K. Fey	6,356,105.647	257,334.769
Theron S. Hoffman	6,362,252.929	251,187.487
Deborah C. Jackson	6,357,461.592	255,978.824
Hassell H. McClellan	6,360,397.563	253,042.853
James M. Oates	6,364,911.604	248,528.812
Steven R. Pruchansky	6,196,510.563	416,929.853
Gregory A. Russo	6,212,659.874	400,780.542
Non-Independent Trustee
Andrew G. Arnott	6,300,773.833	312,666.583
Marianne Harrison	6,295,988.592	317,451.824

SEMIANNUAL REPORT   |   JOHN HANCOCK INVESTORS TRUST       35

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

John F. Addeo, CFA
Jeffrey N. Given, CFA
Dennis F. McCafferty, CFA

Distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Computershare Shareowner Services, LLC

Legal counsel

K&L Gates LLP

Stock symbol

Listed New York Stock Exchange: JHI

* Member of the Audit Committee
† Non-Independent Trustee
# Effective 6-19-18
** Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund's proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-852-0218.

The report is certified under the Sarbanes-Oxley Act, which requires closed-end funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

You can also contact us:
800-852-0218 jhinvestments.com	Regular mail: Computershare P.O. Box 505000 Louisville, KY 40233	Express mail: Computershare 462 South 4th Street, Suite 1600 Louisville, KY 40202

SEMIANNUAL REPORT   |   JOHN HANCOCK INVESTORS TRUST       36

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Global Absolute Return Strategies

Infrastructure

Seaport Long/Short

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-852-0218, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Advisers, LLC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-852-0218 ■ jhinvestments.com

MF837995	P5SA 4/19 6/19

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)	Not applicable.
(b)
			Total number of	Maximum number of
			shares purchased	shares that may yet
	Total number of	Average price per	as part of publicly	be purchased under
Period	shares purchased	share	announced plans*	the plans
Nov-18	-	-	-	870,703
Dec-18	-	-	-	870,703
Jan-19	-	-	-	870,703*
Feb-19	-	-	-	870,703
Mar-19	-	-	-	870,703
Apr-19	-	-	-	870,703
Total	-	-

* On December 10, 2015, the Board of Trustees approved a share repurchase plan, which has been subsequently reviewed and approved by the Board of Trustees. Under the current share repurchase plan, the Fund may purchase in the open market, up to 10% of its outstanding common shares as of December 31, 2018. The current share plan will remain in effect between January 1, 2019 and December 31, 2019.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Fund did not participate directly in securities lending activities. See Note 8 to financial statements in Item 1.

ITEM 13. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investors Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 21, 2019

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	June 21, 2019